Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Summary of Trade and Other Current Payables

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Current
Trade payables	4,361,810	6,160,186	889,841
Bills payables (i)	3,730,333	4,508,045	651,188
Other payables	348,856	588,579	85,020
Accrued expenses	216,674	307,173	44,371
Accrued staff costs	642,081	1,049,827	151,648
Refund liabilities	442,577	776,950	112,231
Dividend payable	44,005	46,418	6,705
Amount due to:
- joint ventures (trade)	49,898	330,654	47,763
- joint ventures (non-trade)	4	35	5
- related parties (trade)	357,714	649,146	93,769
- related parties (non-trade)	36,772	4,589	663
Financial liabilities carried at amortized cost (Note 33, Note 36)	10,230,724	14,421,602	2,083,204
Advance from customers	592	294	42
Other tax payable	62,435	71,844	10,378
Total trade and other payables	10,293,751	14,493,740	2,093,624

(i)
As of December 31, 2025, the bills payables include bills payable to joint ventures and other related parties amounted to RMB 242.1 million (US$35.0 million) (2024: RMB 30.1 million) and RMB 822.3 million (US$118.8 million) (2024: RMB 597.1 million) respectively.
(ii)
Terms and conditions of the above financial liabilities:
•
Trade and other payables are non-interest bearing and are normally settled on agreed credit terms ranging from 60 to 90 day terms.
The non-trade balances due to joint ventures and related parties are unsecured, interest-free and repayable on demand.
Summary of Other Non-current Payables

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Non-current
Other payables (i) (Note 33, Note 36)	171,768	151,862	21,936

This relates to accrual for bonus, which is non-interest bearing and not expected to be settled within next 12 months.